GOODWILL (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,371
Goodwill, ending balance	$ 2,337	$ 2,371
Number of Cash Generating Units | item	4
Reconstruction
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	9.60%
Increase in discount rates	21.50%
Reconstruction | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	3.60%
Reconstruction | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	4.50%
Reconstruction | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Orthopaedics
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 566
Goodwill, ending balance	727	566
Other Surgical Devices
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	1,501
Goodwill, ending balance	$ 1,313	1,501
Pre-tax discount rate	9.60%
Increase in discount rates	13.50%
Other Surgical Devices | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.60%
Other Surgical Devices | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	4.70%
Other Surgical Devices | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 304
Goodwill, ending balance	$ 297	304
Pre-tax discount rate	9.60%
Increase in discount rates	20.80%
Advanced Wound Management | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.80%
Advanced Wound Management | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	4.20%
Advanced Wound Management | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,371	2,188
Exchange adjustment	(34)	51
Acquisitions		132
Goodwill, ending balance	$ 2,337	$ 2,371